May 15, 2006

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-0506

Subject: Nationwide VLI Separate Account - 7
Nationwide Life Insurance Company
Post-Effective Amendment No. 8 (File No. 333-117998)
CIK Number: 0001299473

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company (the “Company”) and its Nationwide VLI Separate Account - 7 (the “Variable Account”) which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”):

1.	One complete copy of Post-Effective Amendment No. 8 to the Variable Account’s Registration Statement (the “Post-Effective Amendment”); and

2.
One copy of a power of attorney authorizing certain officers of the Company to take various actions on behalf of the Company and the Variable Account, including the execution of registration statements. An original power of attorney is on file with the Company.

The changes to the Post-Effective Amendment consist of updating the Auditor's Consent.

This Post-Effective Amendment shall be effective on May 15, 2006 pursuant to Rule 485(b) under the 1933 Act. The Company has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(b) under the 1933 Act.

The United States Securities
and Exchange Commission
May 15, 2006

_______________________

Please contact me direct at (614) 249-0293 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

Paige L. Ryan
Variable Products Securities Counsel

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended; the Investment Company Act of 1940, as amended; and, if applicable, the Securities Exchange Act of 1934, various registration statements and amendments thereto for the registration of current, as well as any future, separate accounts established by said corporations for the purpose of registering under said Act(s) immediate or deferred variable annuity contracts, fixed interest rate options subject to a market value adjustment, group flexible fund retirement annuity contracts and variable life insurance policies in connection with the separate accounts listed on Exhibit A.

As such, the undersigned hereby constitute and appoint W.G. Jurgensen, Mark R. Thresher, Peter A. Golato, Mark D. Phelan, Steven R. Savini, Jamie R. Casto, Paige L. Ryan, and W. Michael Stobart, and each of them with power to act without the others, his/her attorney, with full power of substitution for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Applications and Registration Statements, and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of this 15th day of April, 2006.

W. G. JURGENSEN, Director and Chief Executive Officer	ARDEN L. SHISLER, Chairman of the Board

JOSEPH A. ALUTTO, Director	JAMES G. BROCKSMITH, JR., Director

KEITH W. ECKEL, Director	LYDIA M. MARSHALL, Director

DONALD L. MCWHORTER, Director	MARTHA JAMES MILLER DE LOMBERA, Director

DAVID O. MILLER, Director	JAMES F. PATTERSON, Director

GERALD D. PROTHRO, Director	ALEX SHUMATE, Director

EXHIBIT A

•	MFS Variable Account;
•	Multi-Flex Variable Account;
•	Nationwide Variable Account;
•	Nationwide Variable Account-II;
•	Nationwide Variable Account-3;
•	Nationwide Variable Account-4;
•	Nationwide Variable Account-5;
•	Nationwide Variable Account-6;
•	Nationwide Variable Account-7;
•	Nationwide Variable Account-8;
•	Nationwide Variable Account-9;
•	Nationwide Variable Account-10;
•	Nationwide Variable Account-11;
•	Nationwide Variable Account-12;
•	Nationwide Variable Account-13;
•	Nationwide Variable Account-14;
•	Nationwide Variable Account-15;
•	Nationwide Variable Account-16;
•	Nationwide Variable Account-17;
•	Nationwide VA Separate Account-A;
•	Nationwide VA Separate Account-B;
•	Nationwide VA Separate Account-C;
•	Nationwide VA Separate Account-D;
•	Nationwide Multiple Maturity Separate Account;
•	Nationwide Multiple Maturity Separate Account-2;
•	Nationwide Multiple Maturity Separate Account-A;
•	Nationwide DC Variable Account;
•	NACo Variable Account;
•	Nationwide VLI Separate Account;
•	Nationwide VLI Separate Account-2;
•	Nationwide VLI Separate Account-3;
•	Nationwide VLI Separate Account-4;
•	Nationwide VLI Separate Account-5;
•	Nationwide VLI Separate Account-6;
•	Nationwide VLI Separate Account-7;
•	Nationwide VLI Separate Account-8;
•	Nationwide VL Separate Account-A;
•	Nationwide VL Separate Account-B;
•	Nationwide VL Separate Account-C;
•	Nationwide VL Separate Account-D;
•	Nationwide VL Separate Account-G and
•	Nationwide VL Separate Account-H.